Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Relating to changes in liabilities for remaining coverage:
Expected incurred claims and other insurance services expenses	$ 3,131	$ 2,970
Release of risk adjustment for non-financial risk and other	214	191
CSM recognized for services provided	324	255
Recovery of insurance acquisition cash flows	98	81
Insurance revenue using GAA Approach	3,767	3,497
Amounts recognized for contracts using the PAA	1,615	1,576
Insurance revenue	5,382	5,073
Insurance service expense
Incurred claims and other expenses	(3,978)	(3,901)
Losses on onerous contracts and reversals of such losses (future service)	(313)	(246)
Adjustments to liability for incurred claims (past service)	(64)	(2)
Amortization of insurance acquisition cash flows	(98)	(81)
Insurance service expense	(4,453)	(4,230)
Net income (expense) from reinsurance contracts held	(62)	(66)
Insurance service result	867	777
Net investment income	1,453	3,259
Insurance finance income (expense)
Interest accreted	(791)	(783)
Effect of changes in discount rates and other financial assumptions	35	(1,509)
Changes in fair value of underlying items for contracts using the VFA	(467)	(746)
Other	3	(93)
Insurance finance income (expenses)	(1,220)	(3,131)
Reinsurance finance income (expense)	51	166
Insurance investment result	284	294
Insurance service and insurance investment results	$ 1,151	$ 1,071